Acquisitions and Dispositions (Scheduled Principal Payments of Long-Term Debt) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Weighted- average Coupon, 2019	3.23%
Weighted- average Coupon, 2020	2.80%
Weighted- average Coupon, 2021	3.64%
Weighted- average Coupon, 2022	3.02%
Weighted- average Coupon, 2023	3.41%
Weighted- average Coupon, Thereafter	4.51%
SCANA
Debt Instrument [Line Items]
2019	$ 59
2020	368
2021	797
2022	266
2023	14
Thereafter	5,291
Total	$ 6,795
Weighted- average Coupon, 2019	3.91%
Weighted- average Coupon, 2020	6.26%
Weighted- average Coupon, 2021	4.20%
Weighted- average Coupon, 2022	5.22%
Weighted- average Coupon, 2023	3.29%
Weighted- average Coupon, Thereafter	5.51%
Weighted- average Coupon, Total	5.36%
SCANA | Unsecured Senior Notes
Debt Instrument [Line Items]
2019	$ 4
2020	4
2021	4
2022	4
2023	4
Thereafter	50
Total	70
SCANA | Unsecured Medium-term Notes [Member]
Debt Instrument [Line Items]
2020	250
2021	300
2022	250
Total	800
SCANA | First Mortgage Bonds [Member]
Debt Instrument [Line Items]
2021	330
Thereafter	4,660
Total	4,990
SCANA | PSNC Senior Notes And Debentures [Member]
Debt Instrument [Line Items]
2020	100
2021	150
Thereafter	450
Total	700
SCANA | Senior Notes
Debt Instrument [Line Items]
2019	7
2020	7
2021	7
2022	7
2023	7
Thereafter	5
Total	40
SCANA | Industrial and Pollution Control Bonds [Member]
Debt Instrument [Line Items]
Thereafter	122
Total	122
SCANA | Other Long Term Debt [Member]
Debt Instrument [Line Items]
2019	48
2020	7
2021	6
2022	5
2023	3
Thereafter	4
Total	$ 73